Shareholders' equity (Schedule of Fair Value of Options Estimated on Grant Date) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	0.00%	0.00%
Expected term in years	0 years	0 years
Risk-free interest rate	0.00%	0.00%
Estimated fair value of underlying ordinary shares	$ 0	$ 0
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility			56.00%
Expected term in years			3 years 9 months 10 days
Risk-free interest rate			3.37%
Estimated fair value of underlying ordinary shares			$ 20.5
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility			58.00%
Expected term in years			5 years 2 months 23 days
Risk-free interest rate			4.22%
Estimated fair value of underlying ordinary shares			$ 39.35